Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
American Conservative Values ETF
Shareholder Report [Line Items]
Fund Name	American Conservative Values ETF
Class Name	American Conservative Values ETF
Trading Symbol	ACVF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Conservative Values ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at acvetfs.com/acv-fund-material/. You can also contact us at (888) 909-6030.
Additional Information Phone Number	(888) 909-6030
Additional Information Website	acvetfs.com/acv-fund-material/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Conservative Values ETF	$39	0.75%¹

¹	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75% [1]
Net Assets	$ 119,877,154
Holdings Count | Holdings	369
Advisory Fees Paid, Amount	$ 413,682
Investment Company, Portfolio Turnover	2.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)

Fund Net Assets	$119,877,154
Number of Holdings	369
Total Advisory Fee Paid	$413,682
Portfolio Turnover Rate	2.03%

What did the Fund invest in?

(% of Net Assets as of January 31, 2025)

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Nvidia Corp.	6.66%
Microsoft Corp.	4.52%
Berkshire Hathaway Class B	2.81%
Broadcom, Inc.	2.60%
Tesla, Inc.	2.39%
Walmart, Inc.	1.87%
Mastercard, Inc. Class A	1.84%
Home Depot, Inc.	1.81%
Cisco Systems, Inc.	1.65%
The Procter & Gamble Co.	1.55%

[1]	Annualized.